Revenue from Single-family Rental Properties	12 Months Ended
Dec. 31, 2021
Investment property [abstract]
Revenue from Single-Family Rental Properties	REVENUE FROM SINGLE-FAMILY RENTAL PROPERTIES
The components of the Company's revenue from single-family rental properties are as follows:

(in thousands of U.S. dollars)
For the years ended December 31	2021	2020

Base rent	$363,510	$301,538
Other revenue (1)	20,199	13,946
Non-lease component	58,034	51,498
Total revenue from single-family rental properties (2)	$441,743	$366,982
(1) Other revenue includes revenue earned on ancillary services and amenities as well as lease administrative fees.
(2) Revenue from U.S. multi-family rental properties for the years ended December 31, 2021 and 2020 has been reclassified to discontinued operations (Note 5).